Short-term debt and short-term debt from related parties	12 Months Ended
Dec. 31, 2019
Short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties

13.    Short-term debt and short-term debt from related parties

At December 31, 2019 and December 31, 2018, short-term debt and short-term debt from related parties consisted of the following:

Short-term debt and short-term debt from related parties

in € THOUS

	2019	2018
Commercial paper program	999,732	999,873
Borrowings under lines of credit	143,875	204,491
Other	6,381	930
Short-term debt	1,149,988	1,205,294
Short-term debt from related parties (see note 5 c)	21,865	188,900
Short-term debt and short-term debt from related parties	1,171,853	1,394,194

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At December 31, 2019 and 2018, the outstanding commercial paper amounted to €1,000,000 and €1,000,000, respectively.

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of €143,875 and €204,491 at December 31, 2019 and 2018, respectively, represented amounts borrowed by the Company and its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2019 and 2018 were 0.86% and 1.21%, respectively.

Excluding amounts available under the Amended 2012 Credit Agreement (see note 14 below), at December 31, 2019 and 2018, the Company had €517,926 and €386,619 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2019 and 2018, cash and borrowings under lines of credit in the amount of €152,598 and €122,256 were offset under this cash management system.

Other

At December 31, 2019 and 2018, the Company had €6,381 and €930 of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

On July 31, 2019, the Company and one of its subsidiaries, as borrowers, and Fresenius SE, as lender, amended and restated an unsecured loan agreement to increase the aggregate amount from $400,000 to €600,000. The Company and one of its subsidiaries may request and receive one or more short-term advances until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 5 c).